Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows (in thousands):

	December 31,		Original Useful Life Years
	2014	2013
Land	$1,984	$1,984
Land improvements	419	404	5 - 20
Leasehold improvements	1,087	1,083	5 - 20
Buildings	6,998	5,364	5 - 50
Furniture, fixtures & equipment	4,228	4,756	3 - 30

Total	14,716	13,591
Less accumulated depreciation	6,303	6,590

Premises and equipment, net	$8,413	$7,001

Charges to operations for depreciation approximated $605,715 and $564,194 for 2014 and 2013, respectively.